Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	6 Months Ended
Jun. 30, 2023
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
5.	Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty

There have been no significant changes with regards to critical accounting judgements, estimates and key sources of assumption uncertainty as of June 30, 2023. Please refer to Note 5 in the consolidated financial statements for the year ended December 31, 2022.